COMMITMENTS AND CONTINGENCIES (Legal Narrative) (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Feb. 28, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 KIA [Member]	Nov. 30, 2012 KIA [Member]	Dec. 31, 2011 Former Vendor [Member]
Loss Contingencies [Line Items]
Litigation settlement		$ 70,000		$ 267,501	$ 100,000		$ 70,000
Litigation settlement, initial payment					25,000
Litigation settlement, number of installments					36
Litigation settlement, default amount			150,000		150,000
Accrued liabilities related to settlement		106,250	242,771	30,000	125,000	197,500
Arbitration costs		270,419	197,500
Legal fees adjustment after settlement			47,500		47,500
Gain on settlement					50,000
Amount of claim filed against Halliburton	300,000,000
Settlement payment		43,750	25,000
Settlement amount			$ 100,000